Performance Management	Sep. 30, 2025
Twin Oak Short Horizon Absolute Return ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The Fund does not have a performance history for a full calendar year as of the date of this prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.twinoaketfs.com/TOAK. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund does not have a performance history for a full calendar year as of the date of this prospectus. In the future, performance information for the Fund will be presented in this section.
Performance Availability Website Address [Text]	www.twinoaketfs.com/TOAK
Twin Oak Active Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The Fund does not have a performance history for a full calendar year as of the date of this prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.twinoaketfs.com/TSPX. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund does not have a performance history for a full calendar year as of the date of this prospectus.
Performance Availability Website Address [Text]	www.twinoaketfs.com/TSPX